Subsequent Events (Details) - Subsequent Events [Member]	Apr. 26, 2024 $ / shares shares	Apr. 23, 2024 shares	Apr. 18, 2024 USD ($) $ / shares shares
Subsequent Events [Line Items]
Percentage of vest		50.00%
Stock option granted	1,200,000
Exercise price granted (in Dollars per share) | $ / shares	$ 0.18
Gross proceeds from private placement (in Dollars) | $			$ 400,000
Closed private placement			1,739,130
QFT [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 0.23
Fees (in Dollars) | $			$ 24,000
Restricted share units [Member]
Subsequent Events [Line Items]
RSU granted		2,000,000
Percentage of vest		50.00%